GOODWILL	12 Months Ended
Mar. 31, 2015
GOODWILL.
GOODWILL

10.GOODWILL

The changes in carrying amounts of goodwill for the years ended March 31, 2014 and 2015 were as follows:

	As of March 31,
	2014	2015

Gross amount:
Beginning balance	$43,503	$66,936
Additions for the year by acquisitions of
Shanghai Huajian Management	—	14,032
iKang Shenyang Hospital	—	982
iKang Shenyang Ningshan Hospital	—	1,124
Gold iKang Shenyang Hospital	—	3,464
iKang Tianjin Hedong Dongrun	—	2,099
iKang Tianjin Hexi Fenghui	—	1,228
WA Health Care	—	7,570
Nanjing Aoyang	731	—
Yuanhua	15,654	—
Shanghai Jianwei Management	572	—
Zhejiang Ailikang	1,628	—
MediFast	5,332	—
Exchange difference	(484)	200

Ending balance	66,936	97,635

Accumulated impairment loss:
Beginning balance	25,712	25,524
Exchange difference	(188)	10

Ending balance	25,524	25,534

Goodwill	$41,412	$72,101